Other assets - Non-current and current assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($)
Other assets
Guarantees and deposits given - Non-Current	$ 17,492	$ 18,020
Guarantees and deposits given - Current	293	299
Guarantees and deposits given - Total	17,785	18,319
Prepayments and accrued income - Non-Current	37	27
Prepayments and accrued income - Current	5,925	3,213
Prepayments and accrued income - Total	5,962	3,240
Other assets - Non-Current	689	687
Other assets - Current	24,390	4,896
Other assets - Total	25,079	5,583
Non-Current	18,218	18,734
Current	30,608	8,408
Total	$ 48,826	$ 27,142
Provisions for litigation [member] | Globe Metallurgical Inc.
Other assets
Number of employees impacted | employee	2
Provisions	$ 18,000